Acquisitions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2009 Y	Dec. 31, 2011	Mar. 31, 2011 Contingent Receivable [Member]
Business Acquisition [Line Items]
Total upfront consideration		$ 10,000,000
Period of milestone payment		5
Accrued interest rate on outstanding principal amount of promissory note		10.00%
Refund of initial purchase price		6,000,000
Additional milestone payment		25,000,000
Contingent obligation				6,000,000
Percentage probability of regulatory approval	30.00%
Percentage of discount rate on projected cash flows	20.00%
Fair value of contingent consideration liability	$ 19,836,000		$ 18,739,000
Assumed payment probability of contingent consideration liability	80.00%		80.00%